Loans and financing - Schedule of Long Term Loans Maturity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans	R$ 2,592,262	R$ 1,905,931
2020 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans		191,437
2021 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans	202,798	59,875
2022 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans	270,899	49,560
2023 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans	258,422	37,016
After 2023 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans	R$ 1,860,143	R$ 1,568,043